Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,793,640,824.67
Previously Paid Amount	0.00
Total Fee Amount	243,046.75
Total Offset Amount	0.00
Net Fee	243,046.75
Narrative - Max Aggregate Offering Price	$ 2,793,640,824.67
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true